Contingencies and Commitments	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	570	￦	673,882	586	￦	697,835
As the plaintiff	174		793,491	199		707,287

As of December 31, 2019, among the litigations mentioned above, there are ongoing litigations of KHNP, a subsidiary of KEPCO, against KEPCO Engineering & Construction Company, Inc., a subsidiary of KEPCO, as a co-defendant (one case amounting to ￦65,927 million).

A group of plaintiffs (consisting of 2,167 individuals) filed a lawsuit against NSSC (Nuclear Safety and Security Commission) regarding NSSC’s approval on May 18, 2015 of extending the operation of Wolsong unit 1 nuclear power plant. The appeal was ongoing as of December 31, 2019. Also, Greenpeace and others filed an administrative litigation against NSSC requesting cancelation of the construction permit of Shin-Kori unit 5 and 6 in September 12, 2016 and lost the lawsuit in February 14, 2019. They appealed the case in March 18, 2019. The Company joined these litigations as a stakeholder after obtaining permission from the Court.

As of December 31, 2019, in connection with Shin-Hanul unit 3 & 4, the Company has received communications from a vendor for costs incurred for the preliminary work of the main equipment and associated compensation due to the discontinuation of the construction. The Company does not believe that it has a present obligation to this vendor, and that it is probable that the Company will prevail if a lawsuit is filed against the Company. In addition, the Company cannot reliably estimate the potential economic outflow related to the obligation as of December 31, 2019.

The long-term service contract between Gyeonggi Green Energy Co., Ltd. (Gyeonggi Green Energy) and its fuel cell supplier expired during the year ended December 31, 2018. Gyeonggi Green Energy had been in negotiations to renew the contract as the creditors requested, and, as a result, Gyeonggi Green Energy renewed the long-term service contract with fuel cell supplier on August 30, 2019. Accordingly, the Company has obtained approval from the creditors for long-term service contracts with the fuel cell supplier.

The Company is the defendant against a number of claims. The following is potentially significant ongoing claims pertaining to the Company:

In December 2013, the Supreme Court of Korea ruled that regular bonuses also fall under the category of ordinary wages on the condition that those bonuses are paid regularly and uniformly. Also, the Supreme Court ruled that employees are entitled to retroactively demand certain wages based on the new ordinary wages that include regular bonuses as additional wages. However, the request may be limited to the extent of the principle of good faith.

The Company believes that the possibility of economic benefit outflow is probable on the ongoing and the expected lawsuit. For this reason, the Company recognized ￦28,579 million of other provision in relation to the lawsuit as of December 31, 2019.

In addition to the abovementioned significant ongoing claims, there are 15 arbitration cases pertaining to the Company as of December 31, 2019 and the significant arbitration cases for the year ended December 31, 2019 are as follows:

①

KEPCO and KEPCO KDN Co., Ltd., a subsidiary of KEPCO, have been accused of breach of contract in relation to ERP software, which is provided by SAP Korea Ltd. The litigation was filed in the International Chamber of Commerce International Court of Arbitration, but the Company has not recognized any provision because the probability of economic benefit outflow is remote and the related amount cannot be reliably estimated.

②

In 2016, Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. filed an arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs. As described in Note 26.(2), the Company recognized the litigation provisions of ￦204,787 million in relation to this arbitration case and made the payment according to the results of this arbitration during the year ended December 31, 2018.

③

In 2016, Halla Corporation filed an arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs and the Company filed an arbitration against Halla Corporation to the Korea Commercial Arbitration Board in relation to the request for a penalty payment for the delayed construction work. The Company has recognized ￦19,754 million as a provision for the best estimate of the expenditure required to fulfill its obligations in relation to this arbitration as of December 31, 2019. After the reporting period, the Company has recognized reversal of the provision amounting to ￦19,754 million according to the settlement from the authority.

④	The Company has filed for arbitration against IL KWANG E&C Co., Ltd. to the Korea Commercial Arbitration Board, in relation to damage claims received as of December 31, 2019.

⑤

In relation to the electric power IT modernization project in Kerala, India, Enzen, a subcontractor, filed an arbitration against the Company to the Indian Council of Arbitration due to disagreements in the contract, but the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2018 and 2019 are as follows:

①

The Company has outstanding borrowings with a limit of USD 275,600 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. Moreover, for one of the electricity purchasers, Central Power Purchasing Agency Guarantee Ltd., the Company has provided payment guarantee up to USD 2,777 thousand, in case of construction delay or insufficient contract volume after commencement of the construction.

②

The Company has provided PT. Perusahaan Listrik Negara performance guarantee up to USD 2,293 thousand and investment guarantee up to USD 43,500 thousand to Mizuho bank and others in proportion to its ownership in the electricity purchase contract with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

③

The Company has provided MUFG Bank, Ltd. (MUFG) (formerly, the Bank of Tokyo Mitsubishi UFJ. Ltd. (BTMU)) borrowing guarantee up to USD 41,258 thousand proportion to its ownership in the equity bridge loan guarantee with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

④

The Company has provided the Export-Import Bank of Korea, BNP Paribas and ING Bank guarantee of mutual investment of USD 2,192 thousand, which is equivalent to the ownership interest of PT BS Energy and PT Nusantara Hydro Alam, in order to guarantee the expenses related to hydroelectric power business of Tanggamus, Indonesia.

⑤

The Company has provided the Export-Import Bank of Korea and SMBC guarantee of mutual investment of USD 401 thousand, which is equivalent to the ownership interest of PT Mega Power Mandiri, in order to guarantee the expenses related to hydroelectric power business of PT. Wampu Electric Power, an associate of the Company.

⑥

The Company provides the DekaBank with an investment guarantee of EUR 13,800 thousand to Stavro Vind AB, to enter into a loan contract for the Sweden Wind Power (Stavro) construction operation project.

⑦

The Company is obligated to complete the construction of the waste oil refining for power generation business of Next energy Co.,Ltd. (contract amount : ￦14,700 million) as a construction company. The Company is liable to compensate to financial institution agents for the liquidated damages in case of incompletion of the construction. Also, the Company has made performance guarantee agreement with Next energy Co.,Ltd. after the completion of the construction, which obliges the Company to provide supplemental funding if the amount of power generated or the operation time of the power plant does not reach the agreed level. The Company expected outflow of resources is probable due to guarantee of completing the construction. Hence, the Company recognized revenue over time after deducting ￦5,244 million as the variable consideration for the contract amount of the project.

(3)	Credit lines provided by financial institutions as of December 31, 2019 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Used amount
		In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,825,500	373,219
Commitments on Bank-daylight overdraft	Nonghyup Bank and others	KRW	280,000	—
Limit amount available for CP	Hana Bank and others	KRW	1,250,000	1,150,000
Limit amount available for card	Hana Bank and others	KRW	51,904	6,686
	Banco de Oro	PHP	5,000	3,000
Loan limit	Kookmin Bank and others	KRW	1,050,503	685,429
	DBS Bank and others	USD	2,492,700	14,400
Certification of payment on payables from foreign country	Nonghyup Bank	USD	4,680	3,892
Certification of payment on L/C	Shinhan Bank	KRW	7,749	—
	Shinhan Bank and others	USD	1,051,334	171,975
	Societe Generale	MYR	2,500	2,500
Certification of Performance guarantee on contract	Seoul Guarantee Insurance and others	KRW	84,011	66,892
	First Abu Dhabi Bank and others	USD	596,862	465,093
	Korea Development Bank and others	JPY	637,495	637,495
	Hana Bank and others	EUR	4,158	4,158
	Hana Bank and others	INR	191,883	191,883
	Hana Bank	CAD	464	464
	Shinhan Bank	ZAR	55,730	55,730
Certification of bidding	Hana Bank	USD	10,000	197
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	44,047	44,047
	Export-Import Bank of Korea and others	USD	714,654	649,402
	Hana Bank	SAR	86,508	86,508
	SMBC Bank	QAR	15,000	15,000
Others	Nonghyup Bank and others	KRW	537,064	47,638
	Export-Import Bank of Korea and others	USD	1,562,194	1,315,378
	Shinhan Bank	JPY	381,210	381,210
	Standard Chartered	AED	50	50
Inclusive credit	Hana Bank	KRW	8,000	772
	Hana Bank and others	USD	30,975	17,502
	Shinhan Bank	INR	92,348	92,348
Trade finance	BNP Paribas and others	USD	700,000	—

(4)	As of December 31, 2019, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
SE Green Energy Co., Ltd.	DB Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	149,500	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and Others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings (*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and Others	Utility plant and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*1)
KST Electric Power Company	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2019, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.

The Company has ￦1,197 million of project loans from Korea Energy Agency as of December 31, 2019. The Company has provided a blank check as a repayment guarantee.

(5)

The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦75,634 million as of December 31, 2019, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦49 million and depreciation on the idle assets of ￦6,542 million are recorded in other expenses for the year ended December 31, 2019. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2019.

(6)

Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2019. The book value of facility is ￦16,611 million and the amount of trade receivables related to the companies residing in Gaeseong industrial complex is ￦2,911 million. The outcome of this event cannot be reasonably estimated as of December 31, 2019.

(7)

In connection with the electric power IT modernization project in Kerala, India, negotiations are underway due to disagreements in the contract regarding the existence and the scope of a warranty obligation. However, the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2019.

51.	Business Combination

(1)	The details of business combinations that occurred for the year ended December 31, 2019 are as follows:

Company	Key operation activities	Date of merger	Transfer price
	In millions of won
Eumseong Natural Gas Power Co., Ltd.	Power generation	2019.12.23	225,758

Eumseong Natural Gas Power Co., Ltd. was established in August 2019 by spin-off from Dangjin Eco Power Co., Ltd., and obtained the license for LNG combined power generation under the 8th Basic Plan for Long-Term Electricity Supply and Demand. Korea East-West Power Co., Ltd., a subsidiary of the Company, acquired 100% of its interest in Eumseong Natural Gas Power Co., Ltd. for stable power supply and profit generation through diversification of power sources, and merged with Eumseong Natural Gas Power Co., Ltd. on December 23, 2019.

(2)	Details of the transfer price at fair value given by the acquirer of the business combination for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Cash and cash equivalents	￦	156,700
Other trade payables		10,000
Fair value of the shares owned before the acquisition		59,058

	￦	225,758

(3)	The fair values of assets and liabilities acquired through the business combination at the acquisition date for the year ended December 31, 2019 are as follows:

Type		Amounts
		In millions of won
Fair value of the identifiable assets	￦
Current assets
Cash and cash equivalents		2,389
Trade and other receivables		55
Non-current assets
Property, plant and equipment		54
Intangible assets		172,434
Other assets		60
Fair value of the identifiable liabilities
Current liabilities
Borrowings		(2,900)
Non-current liabilities
Deferred tax liabilities		(41,729)

	￦	130,363